CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (164,835)	$ (39,324)	$ (53,719)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	182,389	201,484	165,594
Amortization of stock-based compensation costs	11,183	10,852	12,819
Amortization of deferred financing costs	11,905	9,683	7,581
Payment of lender fees related to senior debt modifications and debt issuance	(6,189)	(2,940)	(46,232)
Provision for doubtful accounts	44,640	23,692	35,133
Deferred income taxes	(36,650)	(11,524)	195
Impairment charges	87,825	110,856	129,281
Loss on divestiture of discontinued operations	83,887	4,745
Other	4,301	1,772	(2,063)
Change in operating assets and liabilities:
Accounts receivable	52,271	(58,705)	(144,830)
Inventories and other assets	4,262	(29,382)	(802)
Accounts payable	(22,095)	(6,515)	685
Income taxes	(17,032)	29,991	(4,745)
Due to third party payors	(1,671)	(2,723)	568
Other accrued liabilities	(34,779)	20,600	54,241
Net cash provided by operating activities	199,412	262,562	153,706
Cash flows from investing activities:
Routine capital expenditures	(100,908)	(115,175)	(132,903)
Development capital expenditures	(11,824)	(50,322)	(87,655)
Acquisitions, net of cash acquired	(224,319)	(178,212)	(715,458)
Sale of assets	250,606	1,260	1,714
Purchase of insurance subsidiary investments	(46,127)	(38,041)	(35,623)
Sale of insurance subsidiary investments	49,954	38,363	46,307
Net change in insurance subsidiary cash and cash equivalents	(44,077)	(21,285)	(14,213)
Change in other investments	122	1,465	1,003
Other	376	(539)	(512)
Net cash used in investing activities	(126,197)	(362,486)	(937,340)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit	1,675,800	1,784,300	2,126,800
Repayment of borrowings under revolving credit	(1,740,400)	(1,757,100)	(2,198,300)
Proceeds from issuance of senior unsecured notes			550,000
Proceeds from issuance of term loan, net of discount		97,500	693,000
Repayment of other long-term debt	(6,876)	(10,664)	(350,878)
Payment of deferred financing costs	(1,666)	(1,465)	(9,098)
Contribution made by noncontrolling interests		200
Distribution made to noncontrolling interests	(2,051)	(3,829)
Purchase of noncontrolling interests		(719)	(7,292)
Issuance of common stock	461	147	3,019
Dividends paid	(13,001)
Other	483		776
Net cash provided by (used in) financing activities	(87,250)	108,370	808,027
Change in cash and cash equivalents	(14,035)	8,446	24,393
Cash and cash equivalents at beginning of period	50,007	41,561	17,168
Cash and cash equivalents at end of period	35,972	50,007	41,561
Supplemental information:
Interest payments	97,227	95,638	47,552
Income tax payments	17,386	20,705	1,611
Rental payments to Ventas, Inc.	248,466	260,332	253,332
Issuance of common stock in RehabCare Merger (see Note 4)			300,426
RehabCare Merger
Supplemental information:
Issuance of common stock in RehabCare Merger (see Note 4)			300,426
Financing costs paid in connection with RehabCare Merger (see Note 4)			$ 13,074